UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08763

MH Elite Portfolio of Funds Trust

(Exact name of registrant as specified in charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of principal executive offices) (Zip code)

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 318-7969

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

a)

The name of the issuer of the portfolio security;

b)

The exchange ticker symbol of the portfolio security;

c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d)

The shareholder meeting date;

e)

A brief identification of the matter voted on;

f)

Whether the matter was proposed by the issuer or by a security holder;

g)

Whether the Registrant cast its vote on the matter;

h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i)

Whether the Registrant cast its vote for or against management.

MH Elite Small Cap Fund of Funds

DFA US Targeted Value I

Exchange Ticker Symbol:

DFFVX

CUSIP:

233203595

Shareholder Meeting Date:

May 8, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect a Board of Directors/Board of Trustees for each Fund Company	For	Issuer	For	With
2	Approve Use of Manager of Manager Structure	For	Issuer	For	With
4	Approve an updated Investment Management Agreement for each Fund Between Dimensional and the Fund Company, on behalf of the Fund	For	Issuer	For	With
5	To Amend the Fundamental Investment Limitation regarding Investment in Commodities	For	Issuer	For	With

DFA US Micro Cap

Exchange Ticker Symbol:

DFFCX

CUSIP:

233203504

Shareholder Meeting Date:

May 8, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect a Board of Directors/Board of Trustees for each Fund Company	For	Issuer	For	With
4	Approve an updated Investment Management Agreement for each Fund Between Dimensional and the Fund Company, on behalf of the Fund	For	Issuer	For	With

PIMCO Small Cap StocksPLUS AR Stretegy I

Exchange Ticker Symbol:

PSCSX

CUSIP:

72201F797

Shareholder Meeting Date:

April 20, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect six Trustees to the Board of Trustees	For	Issuer	For	With

MH Elite Fund of Funds

PIMCO Fundamental IndexPlus AR I

Exchange Ticker Symbol:

PXTIX

CUSIP:

72201F854

Shareholder Meeting Date:

April 20, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect six Trustees to the Board of Trustees	For	Issuer	For	With

MH Elite Select Portfolio of Funds

Columbia Acorn Emerging Markets R4

Exchange Ticker Symbol:

CAERX

CUSIP:

197199532

Shareholder Meeting Date:

February 27, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect Trustees to the Board of Trustees	For	Issuer	For	With

PIMCO CommoditiesPLUS Strategy I

Exchange Ticker Symbol:

PCLIX

CUSIP:

72201P175

Shareholder Meeting Date:

April 20, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect six Trustees to the Board of Trustees	For	Issuer	For	With

PIMCO International StocksPLUS AR Strategy I (USD-Hedged)

Exchange Ticker Symbol:

PCLIX

CUSIP:

72200Q380

Shareholder Meeting Date:

April 20, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect six Trustees to the Board of Trustees	For	Issuer	For	With

Prudential Global Real Estate Z

Exchange Ticker Symbol:

PURZX

CUSIP:

744336504

Shareholder Meeting Date:

November 26, 2014

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect Directors or Trustees	For	Issuer	For	With

MH Elite Income Fund of Funds

Forward Select Income I

Exchange Ticker Symbol:

KIFYX

CUSIP:

34987A160

Shareholder Meeting Date:

May 5, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of new advisory agreements for each Fund	For	Issuer	For	With
4	Election of eight Trustees	For	Issuer	For	With

Lord Abbett Short Duration income F

Exchange Ticker Symbol:

LSLFX

CUSIP:

Shareholder Meeting Date:

December 4, 2014

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of new advisory agreements for each Fund	For	Issuer	For	With
2	Election of eight Trustees	For	Issuer	For	With

Nuveen Symphony Floating Rate Income I

Exchange Ticker Symbol:

NFRIX

CUSIP:

67066D689

Shareholder Meeting Date:

August 4, 2014

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment management agreement between each Trust and Nuveen Fund Advisors, LLC	For	Issuer	For	With
2	To approve a new sub-advisory agreement between Nuveen Fund Advisors and each Fund’s sub-adviser’s	For	Issuer	For	With
3	To approve revisions to the purchase and sale of commodities.	For	Issuer	For	With
4	To elect twelve (12) Board Members	For	Issuer	For	With

PIMCO Foreign Bond (USD Hedged) I

Exchange Ticker Symbol:

PFORX

CUSIP:

693390882

Shareholder Meeting Date:

April 20, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect six Trustees to the Board of Trustees	For	Issuer	For	With

PIMCO Investment Grade Corporate Bond I

Exchange Ticker Symbol:

PIGIX

CUSIP:

722005816

Shareholder Meeting Date:

April 20, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect six Trustees to the Board of Trustees	For	Issuer	For	With

PIMCO Income I

Exchange Ticker Symbol:

PIMIX

CUSIP:

72201F490

Shareholder Meeting Date:

April 20, 2015

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect six Trustees to the Board of Trustees	For	Issuer	For	With

Prudential Jennison Utility Z

Exchange Ticker Symbol:

PRUZX

CUSIP:

74441P817

Shareholder Meeting Date:

November 26, 2014

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect twelve Directors or Trustees	For	Issuer	For	With
2	To approve a policy to permit the Fund’s manager to enter into or make material changes to your Fund’s subadvisory agreement(s) with wholly-owned subadvisors without shareholder approval	For	Issuer	For	With
3	To designate the Fund’s investment objective(s) as a non-fundamental policy, so that it may be changed by the Fund’s Board without a shareholder vote	For	Issuer	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By: /s/ Harvey Merson

Harvey Merson

Chief Executive Officer

Date: August 17, 2015